Fund Summary
Franklin New York Intermediate-Term Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under ���Your Account��� on page 24 in the Fund's Prospectus and under ���Buying and Selling Shares��� on page 39 of the Fund���s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin New York Intermediate-Term Tax-Free Income Fund	Class A	Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	2.25%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin New York Intermediate-Term Tax-Free Income Fund	Class A	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.10%	0.65%	none
Other Expenses (as a percentage of Assets):	0.08%	0.08%	0.08%
Expenses (as a percentage of Assets)	0.66%	1.21%	0.56%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin New York Intermediate-Term Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	291	431	584	1,029
Class C	223	384	665	1,466
Advisor Class	57	179	313	701

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin New York Intermediate-Term Tax-Free Income Fund Class C	123	384	665	1,466

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.90% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes. As a non-fundamental policy, the Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be invested securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax.

The Fund maintains a dollar-weighted average portfolio maturity of three to ten years and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services or comparable unrated or short-term rated securities.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The Fund may invest up to 35% of its assets in municipal securities issued by U.S. territories.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

New York and U.S. Territories

Because the Fund invests predominantly in New York municipal securities, events in New York are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit rating assigned to New York’s municipal insurers. As with New York municipal securities, events in any of the territories where the Fund is invested may affect the Fund’s investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education, transportation and real estate. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	6.16%
Worst Quarter:	Q4'10	-4.09%

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2012
Average Annual Total Returns Franklin New York Intermediate-Term Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Municipal Bond Index: 10 Year Component		5.70%	6.62%	5.46%
Class A	Return Before Taxes	2.54%	4.87%	4.07%
Class A After Taxes on Distributions		2.54%	4.87%	4.07%
Class A After Taxes on Distributions and Sales		2.65%	4.65%	3.98%
Class C		3.41%	4.79%	none	[1]
Advisor Class		5.00%	5.48%	4.37%
[1]	Since inception July 1, 2003.

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	FRANKLIN NEW YORK TAX FREE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000798523
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2013
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Franklin New York Intermediate-Term Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide investors with as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under ���Your Account��� on page 24 in the Fund's Prospectus and under ���Buying and Selling Shares��� on page 39 of the Fund���s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes. As a non-fundamental policy, the Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be invested securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax.

The Fund maintains a dollar-weighted average portfolio maturity of three to ten years and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services or comparable unrated or short-term rated securities.

Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The Fund may invest up to 35% of its assets in municipal securities issued by U.S. territories.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of a municipal bond insurer that insures securities in the Fund’s portfolio may affect the value of the securities it insures, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

New York and U.S. Territories

Because the Fund invests predominantly in New York municipal securities, events in New York are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit rating assigned to New York’s municipal insurers. As with New York municipal securities, events in any of the territories where the Fund is invested may affect the Fund’s investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education, transportation and real estate. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3'09	6.16%
Worst Quarter:	Q4'10	-4.09%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2012
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin New York Intermediate-Term Tax-Free Income Fund | Barclays Municipal Bond Index: 10 Year Component
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.70%
5 Years	rr_AverageAnnualReturnYear05	6.62%
10 Years	rr_AverageAnnualReturnYear10	5.46%
Franklin New York Intermediate-Term Tax-Free Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,029
Annual Return 2003	rr_AnnualReturn2003	4.85%
Annual Return 2004	rr_AnnualReturn2004	3.17%
Annual Return 2005	rr_AnnualReturn2005	1.53%
Annual Return 2006	rr_AnnualReturn2006	3.61%
Annual Return 2007	rr_AnnualReturn2007	3.21%
Annual Return 2008	rr_AnnualReturn2008	(0.75%)
Annual Return 2009	rr_AnnualReturn2009	9.33%
Annual Return 2010	rr_AnnualReturn2010	2.80%
Annual Return 2011	rr_AnnualReturn2011	10.90%
Annual Return 2012	rr_AnnualReturn2012	4.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.09%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Franklin New York Intermediate-Term Tax-Free Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Franklin New York Intermediate-Term Tax-Free Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	3.98%
Franklin New York Intermediate-Term Tax-Free Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	384
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	665
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,466
1 Year	rr_AverageAnnualReturnYear01	3.41%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	none	[1]
Franklin New York Intermediate-Term Tax-Free Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
1 Year	rr_AverageAnnualReturnYear01	5.00%
5 Years	rr_AverageAnnualReturnYear05	5.48%
10 Years	rr_AverageAnnualReturnYear10	4.37%

[1]	Since inception July 1, 2003.